CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2020	2019
	U.S. dollars in thousands
Cash in bank	14,264	6,471
Short-term bank deposits	15,031	22,552
	29,295	29,023

The carrying amounts of the cash and cash equivalents approximate their fair values.